Financial risk management objectives and policies - Schedule of Unrealized Gains (Losses) in Fair Value of Hedging Instruments in Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021
Disclosure of detailed information about hedges [line items]
Net gain (loss) on cross-currency swap designated as a cash flow hedge	$ 0.4	$ 8.7	$ (1.2)
Foreign exchange risk | Cross currency swap | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Net gain (loss) on cross-currency swap designated as a cash flow hedge	4.1	13.2	(0.9)
Tax expense (recovery) on cross-currency swap designated as a cash flow hedge	(0.8)	(4.5)	(0.5)
Foreign exchange risk | Cross currency swap | Net investment hedge
Disclosure of detailed information about hedges [line items]
Net gain (loss) on Euro-denominated cross-currency swap designated as a net investment hedge	0.0	0.0	0.2
Tax expense (recovery) on Euro-denominated cross-currency swap designated as a net investment hedge	$ 0.0	$ 0.0	$ 0.1